Intangible assets	12 Months Ended
Sep. 30, 2019
Intangible assets
Intangible assets

INTANGIBLE ASSETS, PROVISIONS, COMMITMENTS AND CONTINGENCIES

Note 25. Intangible assets

Accounting policy

Indefinite life intangible assets
Goodwill
Goodwill acquired in a business combination is initially measured at cost, generally being the excess of:
(i) the consideration paid; over
(ii) the net fair value of the identifiable assets, liabilities and contingent liabilities acquired.

Subsequently, goodwill is not amortised but rather tested for impairment. Impairment is tested at least annually or whenever there is an indication of impairment. An impairment charge is recognised when a cash generating unit’s (CGU) carrying value exceeds its recoverable amount. Recoverable amount means the higher of the CGU’s fair value less costs to sell and its value-in-use.

Brand names

Brand names acquired in a business combination including St.George, BT, BankSA and RAMS, are recognised at cost. Subsequently brand names are not amortised but tested for impairment at least annually or whenever there is an indication of impairment.

Finite life intangible assets
Finite life intangibles including computer software and core deposits, are recognised initially at cost and subsequently at amortised cost less any impairment.
Intangible	Useful life	Depreciation method
Goodwill	Indefinite	Not applicable
Brand names	Indefinite	Not applicable
Computer software	3 to 10 years	Straight-line or the diminishing balance method (using the Sum of the Years Digits)
Core deposit intangibles	9 years	Straight-line

Critical accounting assumptions and estimates

Judgement is required in determining the fair value of assets and liabilities acquired in a business combination. A different assessment of fair values would have resulted in a different goodwill balance and different post-acquisition performance of the acquired entity.

When assessing impairment of intangible assets, significant judgement is needed to determine the appropriate cash flows and discount rates to be applied to the calculations. The significant assumptions applied to the value-in-use calculations are outlined below.

	Consolidated		Parent Entity
$m	2019	2018	2019	2018
Goodwill
Opening balance	8,890	9,012	6,844	6,844
Disposals[1]	—	(15)	—	—
Impairment[1]	—	(105)	—	—
Other adjustments	5	(2)	—	—
Closing balance	8,895	8,890	6,844	6,844
Computer software
Opening balance	2,177	1,916	2,014	1,758
Additions	906	882	846	823
Impairment	(25)	(2)	(25)	(2)
Amortisation	(694)	(618)	(628)	(565)
Other adjustments	1	(1)	—	—
Closing balance	2,365	2,177	2,207	2,014
Cost	6,395	5,727	5,464	4,861
Accumulated amortisation and impairment	(4,030)	(3,550)	(3,257)	(2,847)
Carrying amount	2,365	2,177	2,207	2,014
Brand Names
Opening balance	670	670	636	636
Closing balance	670	670	636	636
Carrying amount	670	670	636	636
Core deposit intangibles
Opening balance	—	21	—	21
Amortisation	—	(21)	—	(21)
Closing balance	—	—	—	—
Cost	—	1,494	—	1,279
Accumulated amortisation	—	(1,494)	—	(1,279)
Carrying amount	—	—	—	—
Other intangible assets
Opening balance	26	33	—	—
Additions through business combination	—	—	—	—
Amortisation	(3)	(7)	—	—
Closing balance	23	26	—	—
Cost	144	391	—	160
Accumulated amortisation and impairment	(121)	(365)	—	(160)
Carrying amount	23	26	—	—
Total intangible assets	11,953	11,763	9,687	9,494

1.

The sale of Hastings’ overseas operations and subsequent exit of Hastings’ Australian operations resulted in the entire balance of goodwill previously allocated to Hastings being derecognised ($15m) or impaired ($105m) in 2018.

Goodwill has been allocated to the following CGUs[1]:

	Consolidated		Parent Entity
$m	2019	2018	2019	2018
Consumer	4,060	3,359	3,144	3,144
Business	3,860	2,513	3,213	2,378
Westpac Institutional Bank	487	487	487	487
BT Financial Group (Australia)	—	2,048	—	835
New Zealand	488	483	—	—
Total goodwill	8,895	8,890	6,844	6,844
1.

In 2019, BT Financial Group (Australia)’s goodwill has been reallocated to Consumer and Business as a result of the restructure of its operations. Refer to Note 2 for further details of the restructure.

Significant assumptions used in recoverable amount calculations

Assumptions are used to determine the CGUs’ recoverable amount for goodwill, which is based on value-in-use calculations. Value-in-use refers to the present value of expected cash flows under its current use. The Group discounts the projected cash flows by its adjusted pre-tax equity rate.

•	Group’s equity rate was 11.0% (2018: 11.0%).
•	Group’s adjusted pre-tax equity rate for:
-	Australia was 15.7% (2018: 15.7%); and
-	New Zealand was 15.3% (2018: 15.3%).

For the purpose of goodwill impairment testing, the assumptions in the following table are made for each significant CGU. The forecasts applied by management are not reliant on any one particular assumption.

Assumption	Based on:
Cash flows	Zero growth rate beyond 2 year forecast
Economic market conditions	Current market expectations
Business performance	Observable historical information and current market expectations of the future

There are no reasonably possible changes in assumptions for any significant CGU that would result in an indication of impairment or have a material impact on the Group’s reported results.